UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2016 (Unaudited)

Deutsche Strategic Equity Long/Short Fund

	Shares	Value ($)
Long Positions 135.9%

Common Stocks 92.0%
Consumer Discretionary 30.6%
Auto Components 5.2%
American Axle & Manufacturing Holdings, Inc.* (a)	12,991	216,560
Cooper Tire & Rubber Co.	9,664	310,504
GKN PLC	75,040	298,773
Goodyear Tire & Rubber Co. (a)	30,297	847,407
Koito Manufacturing Co., Ltd.	6,800	321,163
Lear Corp. (a)	1,086	128,973
Magna International, Inc. (a)	3,653	148,056
NGK Spark Plug Co., Ltd.	23,100	448,295
		2,719,731
Hotels, Restaurants & Leisure 5.1%
Domino's Pizza, Inc. (a)	5,825	704,126
Hilton Worldwide Holdings, Inc. (b)	31,915	663,194
Marriott International, Inc. "A"	1,300	85,852
Sonic Corp. (b)	36,958	1,100,979
Telepizza Group SA 144A*	13,500	98,536
		2,652,687
Household Durables 2.1%
Harman International Industries, Inc. (a)	13,602	1,064,220
Internet & Catalog Retail 1.4%
Wayfair, Inc. "A"* (b)	17,150	706,237
Media 4.5%
Atresmedia Corp. de Medios de Comunicacion SA	14,290	186,345
Liberty Global PLC LiLAC "A"* (b)	1,648	67,700
Mediaset SpA	45,616	203,526
Naspers Ltd. "N"	1,304	191,794
Television Francaise 1	38,136	481,604
Vivendi SA	17,480	346,778
Walt Disney Co. (b)	8,675	860,734
		2,338,481
Multiline Retail 0.5%
Europris ASA 144A	18,472	83,687
Macy's, Inc.	5,096	169,238
		252,925
Specialty Retail 9.5%
Asbury Automotive Group, Inc.* (b)	7,377	413,850
AutoNation, Inc.* (b)	25,870	1,304,883
AutoZone, Inc.* (b)	1,627	1,240,099
Group 1 Automotive, Inc. (b)	5,075	315,564
Home Depot, Inc. (a)	11,479	1,516,605
Signet Jewelers Ltd.	1,540	152,414
		4,943,415
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. "B" (b)	14,852	820,127
Ralph Lauren Corp.	4,223	398,356
		1,218,483
Consumer Staples 13.7%
Beverages 6.3%
Anheuser-Busch InBev SA (ADR)	2,991	377,524
Anheuser-Busch InBev SA	3,364	426,136
Brown-Forman Corp. "B" (b)	7,311	716,990
Coca-Cola Co. (a)	16,352	729,299
Heineken NV	7,145	663,577
Molson Coors Brewing Co. "B" (b)	3,519	349,014
		3,262,540
Food & Staples Retailing 3.4%
Casey's General Stores, Inc. (b)	4,211	506,204
Costco Wholesale Corp. (a)	8,446	1,256,512
		1,762,716
Food Products 3.2%
Chocoladefabriken Lindt & Spruengli AG (Registered)	17	1,257,042
Kellogg Co. (a)	5,451	405,391
		1,662,433
Household Products 0.8%
Procter & Gamble Co. (a)	5,082	411,845
Energy 1.1%
Energy Equipment & Services 1.0%
Schlumberger Ltd. (a) (b)	6,818	520,213
Oil, Gas & Consumable Fuels 0.1%
Premier Oil PLC*	71,736	75,067
Financials 6.7%
Banks 1.2%
Bank of Ireland* (c)	474,704	142,608
Bank of Ireland* (c)	435,739	132,842
Comerica, Inc.	3,785	178,274
KBC Groep NV	3,151	186,552
		640,276
Capital Markets 2.4%
Charles Schwab Corp. (b)	8,775	268,339
Flow Traders, 144A	1,301	44,766
SEI Investments Co. (b)	18,524	952,875
		1,265,980
Diversified Financial Services 1.8%
Moody's Corp. (b)	9,346	921,890
Insurance 1.3%
Sampo Oyj "A"	7,594	338,570
W.R. Berkley Corp.	5,539	315,889
		654,459
Health Care 11.2%
Biotechnology 2.0%
Biogen, Inc.* (b)	973	281,907
BioMarin Pharmaceutical, Inc.*	975	87,409
Neurocrine Biosciences, Inc.* (b)	1,875	93,094
Portola Pharmaceuticals, Inc.* (b)	4,982	136,905
United Therapeutics Corp.* (b)	2,173	258,739
Vertex Pharmaceuticals, Inc.* (b)	1,711	159,380
		1,017,434
Health Care Equipment & Supplies 3.0%
Becton, Dickinson & Co. (b)	4,917	818,435
IDEXX Laboratories, Inc.* (a) (b)	8,388	734,537
TearLab Corp.* (b)	15,281	11,766
		1,564,738
Health Care Providers & Services 0.2%
Spire Healthcare Group PLC, 144A	23,890	121,311
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc. (a) (b)	4,928	747,922
Pharmaceuticals 4.6%
Allergan PLC* (a)	4,966	1,170,735
Shire PLC	9,389	579,299
Teva Pharmaceutical Industries Ltd. (ADR) (b)	4,690	243,270
Zoetis, Inc. (a)	8,358	396,336
		2,389,640
Industrials 11.5%
Aerospace & Defense 2.9%
Spirit AeroSystems Holdings, Inc. "A"*	5,846	273,476
Triumph Group, Inc. (b)	32,841	1,239,091
		1,512,567
Air Freight & Logistics 2.0%
FedEx Corp. (a) (b)	6,328	1,043,930
Airlines 0.8%
Alaska Air Group, Inc. (a)	6,529	433,526
Commercial Services & Supplies 0.7%
Mitie Group PLC (b)	56,682	231,263
Spotless Group Holdings Ltd.	177,944	149,186
		380,449
Electrical Equipment 0.9%
Rockwell Automation, Inc. (a)	2,346	272,253
Schneider Electric SE	2,752	177,934
		450,187
Machinery 1.5%
FANUC Corp.	1,600	245,342
Kurita Water Industries Ltd.	12,500	293,155
SKF AB "B"	14,543	255,943
		794,440
Professional Services 0.7%
Robert Half International, Inc.	8,586	357,092
Road & Rail 2.0%
Old Dominion Freight Line, Inc.* (b)	3,015	194,015
Union Pacific Corp. (a)	9,935	836,428
		1,030,443
Information Technology 5.3%
Electronic Equipment, Instruments & Components 1.2%
Ingram Micro, Inc. "A" (a)	17,805	616,587
Internet Software & Services 0.5%
Alphabet, Inc. "C"*	345	253,823
IT Services 2.7%
Atos SE	2,877	265,883
Itochu Techno-Solutions Corp.	10,300	228,538
MasterCard, Inc. "A" (a)	6,323	606,376
Visa, Inc. "A" (b)	3,675	290,104
		1,390,901
Software 0.5%
Microsoft Corp.	4,700	249,100
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. (a)	2,427	242,360
Materials 11.9%
Chemicals 6.0%
Arkema	1,917	157,284
Axalta Coating Systems Ltd.* (b)	8,626	242,822
Eastman Chemical Co. (a)	9,629	706,383
The Sherwin-Williams Co. (a)	5,091	1,481,939
W.R. Grace & Co. (b)	7,057	547,906
		3,136,334
Construction Materials 1.7%
CRH PLC	11,784	357,091
Martin Marietta Materials, Inc. (b)	2,825	534,038
		891,129
Containers & Packaging 4.2%
Nampak Ltd.	98,782	129,478
Owens-Illinois, Inc.* (a) (b)	107,420	2,030,238
		2,159,716
Total Common Stocks (Cost $44,102,857)		47,857,227
Preferred Stock 0.6%
Consumer Discretionary
Schaeffler AG (Cost $320,953)	20,631	332,849
Convertible Preferred Stock 0.9%
Health Care
Allergan PLC, Series A, 5.5% (Cost $542,495)	533	450,204
Securities Lending Collateral 30.8%
Daily Assets Fund "Capital Shares", 0.48% (d) (e) (Cost $15,997,472)	15,997,472	15,997,472
Cash Equivalents 11.6%
Deutsche Central Cash Management Government Fund, 0.39% (d) (Cost $6,013,146)	6,013,146	6,013,146
	% of Net Assets	Value ($)
Total Long Positions (Cost $66,976,923) †	135.9	70,650,898
Other Assets and Liabilities, Net	20.2	10,519,398
Securities Sold Short	(56.1)	(29,158,898)
Net Assets	100.0	52,011,398

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $69,140,028. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $1,510,870. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,696,436 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,185,566.

	Shares	Value ($)
Common Stocks Sold Short 7.6%
Consumer Discretionary 1.6%
Household Durables 0.7%
Barratt Developments PLC	18,895	162,010
Taylor Wimpey PLC	61,920	184,207
		346,217
Media 0.3%
Walt Disney Co.	1,634	162,125
Multiline Retail 0.2%
Big Lots, Inc.	2,300	120,290
Textiles, Apparel & Luxury Goods 0.4%
lululemon athletica, Inc.	2,021	131,425
Michael Kors Holdings Ltd.	2,019	86,252
		217,677
Consumer Staples 0.8%
Food & Staples Retailing 0.5%
ICA Gruppen AB	3,827	134,749
Wal-Mart Stores, Inc.	1,631	115,442
		250,191
Food Products 0.3%
Danone SA	2,393	167,955
Financials 1.0%
Diversified Financial Services 0.4%
Challenger Ltd.	32,014	221,432
Insurance 0.6%
Hannover Rueck SE	1,713	193,170
Unum Group	3,396	125,380
		318,550
Health Care 1.8%
Biotechnology 0.6%
Amgen, Inc.	1,059	167,269
Baxalta, Inc.	202	9,136
Regeneron Pharmaceuticals, Inc.	341	136,035
		312,440
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	2,489	107,425
IDEXX Laboratories, Inc.	2,714	237,665
Varian Medical Systems, Inc.	1,223	101,252
		446,342
Pharmaceuticals 0.3%
Novartis AG (Registered)	2,048	162,563
Industrials 1.7%
Aerospace & Defense 0.3%
Boeing Co.	1,360	171,564
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	2,400	179,952
Building Products 0.5%
A.O. Smith Corp.	3,256	267,969
Machinery 0.3%
Atlas Copco AB "A"	6,505	168,058
Transportation Infrastructure 0.2%
Aena SA, 144A	703	94,919
Information Technology 0.7%
Internet Software & Services 0.3%
Facebook, Inc. "A"	1,374	163,245
IT Services 0.4%
International Business Machines Corp.	1,158	178,031
Total Common Stocks Sold Short (Proceeds $3,736,186)		3,949,520
Exchange-Traded Funds Sold Short 48.5%
Energy Select Sector SPDR Fund	20,926	1,399,322
iShares Nasdaq Biotechnology ETF	1,495	418,256
iShares U.S. Utilities ETF	6,648	817,571
Lyxor UCITS ETF Euro Stoxx 50	23,466	806,521
SPDR S&P 500 ETF Trust	88,379	18,566,660
SPDR S&P MidCap 400 ETF Trust	6,805	1,849,871
TOPIX Exchange Traded Fund	52,430	676,593
Vanguard FTSE Europe ETF	13,595	674,584
Total Exchange-Traded Funds Sold Short (Proceeds $24,919,758)		25,209,378
Total Positions Sold Short (Proceeds $28,655,944)		29,158,898

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $15,488,352, which is 29.8% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
UCITS: Undertakings for Collective Investment in Transferable Securities

As of May 31, 2016, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	741,819	USD	826,462	6/15/2016	719	State Street Bank and Trust
EUR	2,443,265	USD	2,792,397	8/18/2016	66,705	State Street Bank and Trust
GBP	289,493	USD	423,301	8/18/2016	3,795	State Street Bank and Trust
ZAR	4,882,706	USD	315,212	8/18/2016	9,287	State Street Bank and Trust
AUD	87,238	USD	63,596	8/18/2016	717	State Street Bank and Trust
NOK	1,416,200	USD	172,356	8/18/2016	3,100	State Street Bank and Trust
CHF	1,374,080	USD	1,401,726	6/15/2016	18,570	State Street Bank and Trust
Total unrealized appreciation					102,893
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	625,828	USD	901,254	8/18/2016	(5,637)	State Street Bank and Trust
USD	202,867	EUR	178,705	6/15/2016	(3,945)	State Street Bank and Trust
USD	150,804	CHF	145,312	6/15/2016	(4,533)	State Street Bank and Trust
USD	622,582	SEK	5,059,245	8/18/2016	(14,170)	State Street Bank and Trust
USD	2,733,688	EUR	2,443,265	8/18/2016	(7,996)	State Street Bank and Trust
Total unrealized depreciation					(36,281)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$38,585,445	$9,271,782	$—	$47,857,227
Preferred Stock	—	332,849	—	332,849
Convertible Preferred Stock	450,204	—	—	450,204
Short-Term Investments (f)	22,010,618	—	—	22,010,618
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	102,893	—	102,893
Total	$61,046,267	$9,707,524	$—	$70,753,791
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at Value (f)	$(2,460,457)	$(1,489,063)	$—	$(3,949,520)
Exchange-Traded Funds Sold Short	(23,726,264)	(1,483,114)	—	(25,209,378)
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	(36,281)	—	(36,281)
Total	$(26,186,721)	$(3,008,458)	$—	$(29,195,179)

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 66,612

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Equity Long/Short Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016